Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net income	$ 66,776,511	$ 60,750,732
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation	(15,304,021)	(12,262,011)
Amortization and write off of deferred charges	276,491	250,136
Share-based compensation	1,023,848	711,120
Unrealized (gain) / loss on derivative	342,084	(783,028)
Amortization of fair value of below market time charters acquired	(2,450,015)	(2,463,552)
Gain on sale of vessel	(10,230,210)	(5,690,794)
Changes in operating assets and liabilities	(2,583,826)	(5,640,294)
Net cash provided by operating activities	68,458,904	59,396,331
Cash flows from investing activities:
Cash paid for vessels under construction	(56,563,637)	(122,008,208)
Cash paid for vessel improvements	(488,585)	(3,061,029)
Advance received for vessel held for sale	5,000,000	0
Net proceeds from sale of a vessel	12,875,660	10,146,400
Net cash used in investing activities	(39,176,562)	(114,922,837)
Cash flows from financing activities:
Cash paid for share repurchase	(1,307,133)	0
Dividends paid	(4,518,889)	(8,309,042)
Loan arrangement fees paid	(429,000)	(1,230,894)
Repayment of long-term debt	(29,882,531)	(16,936,765)
Proceeds from long-term debt	52,000,000	94,000,000
Cash retained by Euroholdings Ltd. at spin-off	(13,129,541)	0
Net cash provided by financing activities	2,732,906	67,523,299
Net increase in cash, cash equivalents and restricted cash	32,015,248	11,996,793
Cash, cash equivalents and restricted cash at beginning of period	80,666,327	64,316,298
Cash, cash equivalents and restricted cash at end of period	112,681,575	76,313,091
Cash breakdown
Cash and cash equivalents	100,506,369	69,693,515
Restricted cash	5,875,206	19,576
Restricted cash, long term	6,300,000	6,600,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 112,681,575	$ 76,313,091